Average Annual Total Returns - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International High Dividend ETF	Mar. 01, 2024
Fidelity International High Dividend ETF | Return Before Taxes
Average Annual Return:
Past 1 year	16.60%
Since Inception	1.17%	[1]
Fidelity International High Dividend ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.40%
Since Inception	0.34%	[1]
Fidelity International High Dividend ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.87%
Since Inception	0.98%	[1]
IXYCH
Average Annual Return:
Past 1 year	17.20%
Since Inception	1.64%	[1]
MC040
Average Annual Return:
Past 1 year	18.21%
Since Inception	3.83%	[1]

[1]	AFrom January 16, 2018.